Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

21.        Equity

a)          Authorized capital

The Company is authorized to increase capital up to the limit of 1 billion shares, subject to approval of the Administration.

b)          Share capital

In 2023, the Company recognized the amount of R$ 10,396 and transferred the amount of R$ 6,144 from shared-based compensation reserves due to the issuance of 138,986 new shares regarding the exercise of SOP options.

The Company has issued only common shares, entitled to one vote per share. As of December 31, 2023, the Company’s share capital is represented by 33,826,199 common shares of par value of US$ 0.00005 each. The Company has issued only common shares, entitled to one vote per share.

c)          Capital reserve

Additional paid-in capital

The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the ordinary course of business.

Share based compensation

The capital reserve is represented by reserve for share-based compensation programs classified as equity-settled, as detailed in Note 23.

The share-based payments reserve is used to recognize:

●	the grant date fair value of options issued to employees but not exercised.
●	the grant date fair value of shares issued to employees upon exercise of options.

Treasury shares: Buyback program

On May 11, 2023, the Company’s board of directors approved a share buyback program. The Company may repurchase up to 500,000 of its outstanding common shares in the open market, based on prevailing market prices, beginning on May 11, 2023, until the earlier of the completion of the buybacks and May 15, 2024. During the year period ended December 31, 2023, the Company repurchased 238,521 shares with a cash outflow of R$ 16,144.

d)          Dividends

The Company currently intend to retain all available funds and any future earnings, if any, to fund the development and expansion of the business and did not pay any cash dividends in the year ended December 31, 2023, 2022 and 2021, and do not anticipate paying any in the foreseeable future.